NOTE 4 - SIGNIFICANT ACCOUNTING POLICIES - Accrued expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accrued compensation	$ 28,672
Misc. loans payable	5,000
Accrued interest - related party	255,177	892,819
Accrued interest - on note payable	370,894	228,278
Accrued interest - on accounts payable	129,028	74,948
Total accrued expenses	$ 788,771	$ 1,196,045